Subsequent Events (Details Narrative) - USD ($)							3 Months Ended		12 Months Ended
	Apr. 12, 2017	Mar. 10, 2017	Mar. 07, 2017	Feb. 27, 2017	May 13, 2016	Nov. 30, 2015	Apr. 05, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 02, 2016	Aug. 12, 2015
Common stock issued for services, shares										60,000
Stock-based compensation					$ 51,000				$ 89,825	$ 18,000
Number of common stock shares issued, value										100,077
Proceeds from issuance of common stock						$ 95,000			$ 534,428	1,361,523
Common stock issued for cash										$ 1,361,523
Common stock value per share					$ 0.34				$ 0.153
Preferred stock par and stated value									$ 0.0001	$ 0.0001		$ 0.0001
Acquisition percentage of issued and outstanding									50.00%
Stock-based compensation expense									$ 678,436	$ 326,274
Vitel [Member]
Acquisition percentage of issued and outstanding									100.00%
Vitel Stockholders [Member]
Acquisition percentage of issued and outstanding											100.00%
Subsequent Event [Member]
Share price		$ .075
Business acquistion description		The Common Stock and Series B Preferred will be held by Trustee for the benefit of the Vitel Stockholders as provided for in the Trust Agreement and 98% of the Vitel Shares are held by the Trustee for the benefit of the Company as provided for in the Trust Agreement and 2% of the Vitel Shares were transferred to the Company. Vitel became a wholly owned subsidiary of the Company as of the Closing Date as the Company has full control of the Vitel Shares through the Trust.
Stock issued during period, restricted shares		61,158,013
Stock issued during period, restricted shares, value		$ 4,586,851
Assets acquired for goodwill and other intangible assets									$ 4,737,389
Base salary		$ 187,500
Annual bonus percentage		50.00%
Allowance for car		$ 500
Health insurance reimbursement		$ 5,000
Stock option vesting percentage		100.00%
Subsequent Event [Member] | Stock Option [Member]
Purchase of common stock									2,000,000
Stock option description									The stock option award included options for each of them to purchase 2,000,000 shares (the “Stock Options”) of Common Stock at an exercise price of $0.25 per share. One-third of the Stock Options vest on March 10, 2017, March 10, 2018, and March 10, 2019, respectively, and are exercisable at any time after vesting until 10 years after the grant date.
Dividend yield									0.00%
Expected volatility									203.40%
Risk free interest									2.58%
Estimated holding period									10 years
Stock-based compensation expense									$ 299,381
Subsequent Event [Member] | Vitel [Member]
Acquisition percentage of issued and outstanding		100.00%
Subsequent Event [Member] | Series B Preferred Stock [Member]
Number of common stock shares issued		5,000,000
Preferred stock designated shares			7,892,000
Preferred stock par and stated value			$ 0.0001
Stockholder voting rights			Each share of Series B preferred stock entitles the holder to 100 votes on all matters submitted to a vote of the Company’s stockholders.
Subsequent Event [Member] | Series B Preferred Stock [Member] | Maximum [Member]
Common stock outstanding, percentage			5.00%
Subsequent Event [Member] | Unit Subscription Agreements [Member]
Common stock issued for cash							$ 8,253,136
Warrant to purchase common shares							4,126,568
Warrant term							5 years
Warrants exercise price per share							$ 0.30
Proceeds from warrants cash							$ 618,983
Common stock value per share							$ 0.075
Subsequent Event [Member] | Unit Subscription Agreements [Member] | Series B Preferred Stock [Member]
Number of common stock shares issued		5,000,000
Number of common stock shares issued, value		$ 500
Subsequent Event [Member] | Subscription Agreement [Member]
Number of common stock shares issued		61,158,013
Subsequent Event [Member] | Stockholders Agreement [Member]
Number of common stock shares issued									61,158,013
Debt interest rate									Right of Co-Sale (Tag Along). In the event that any stockholder who is a party to the Stockholders’ Agreement or group of such stockholders intends to accept an offer (either solicited or unsolicited) from any third party to acquire or otherwise transfer Company Securities (as defined in the Stockholders’ Agreement), representing at least 20% of the outstanding Company Securities, on a fully diluted basis, the selling stockholder shall give an offer notice in writing to the other stockholders of the Company who are a party to the Stockholders’ Agreement, with a copy to the Company, containing the terms and conditions of such offer received from the interested third party. Each such stockholder shall have the right to participate in such offer by selling the pro rata proportion of its Company Securities pursuant to such offer to acquire or otherwise Transfer Company Securities (as defined in the Stockholders’ Agreement).
Subsequent Event [Member] | Stockholders Agreement [Member] | Maximum [Member]
Diluted shares percentage									5.00%
Subsequent Event [Member] | Stockholders Agreement [Member] | Series B Preferred Stock [Member]
Number of common stock shares issued									5,000,000
Business acquistion description									Series B Preferred Stock with 100 votes per share
Subsequent Event [Member] | Employee [Member]
Common stock issued for services, shares				150,000
Share price				$ 0.075
Stock-based compensation				$ 11,250
Subsequent Event [Member] | Lincoln Park [Member]
Number of shares purchased, value	10,100,000							10,100,000
Number of common stock shares issued	400,000							900,000
Proceeds from issuance of common stock	$ 99,667							$ 176,617
Subsequent Event [Member] | Vitel Stockholders [Member]
Acquisition percentage of issued and outstanding		100.00%
Subsequent Event [Member] | Jonathan [[Member]
Number of common stock shares issued		2,892,000
Number of common stock shares issued, value		$ 289